SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedules of Gain(Loss) on disposal (Details)	Mar. 31, 2026 USD ($)
Schedules Of Gain Loss On Disposal Abstract
Disposal proceeds	$ 21,000,000
AOCI reclassified to earnings	(2,313,586)
Carrying amount of NCI at disposal date	122,404
Sub total- amounts increasing the gain	18,808,818
Less: carrying amount of identifiable net assets disposed	(26,877,625)
Gain / (loss) on disposal	$ (8,068,807)